Thrivent Core Emerging Markets Debt Fund Shareholder Fees - Thrivent Core Emerging Markets Debt Fund - None	Oct. 31, 2025
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%